Related Party Transactions - Schedule of a Summary of Significant Related Party Transactions and the Balances Arising from Related Party Transactions (Detail) - CNY (¥) ¥ in Millions	Jun. 30, 2019	Dec. 31, 2018
China United Coalbed Methane Corporation Limited [member]
Coalbed Methane Resources Exploration and Development Cooperation Agreement with China United Coalbed Methane Corporation Limited (note h)
Accumulated investment	¥ 2,804	¥ 2,346